Financial Instruments and Risk Management (Details) - Schedule of foreign currency denominated monetary liability - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 19,391	$ 85
Financial liabilities	3,215	1,492
Total	3,215	1,492
Net	$ 16,176	$ (1,407)